UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Alpine Investment Management, LLC

   Address:               8000 Maryland Avenue, Suite 700
                          St. Louis, MO 63105

   Form 13F File Number:  _________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Nick Tompras

   Title:                 President

   Phone:                 314-932-7600


   Signature, Place, and Date of Signing:

     /s/ Nick Tompras            St. Louis, MO               01/24/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)                (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 26

Form 13F Information Value Total (thousands):     $109,073

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  -----           -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
ALLEGHANY CORP DEL         COM                017175 10 0    3144     10261   SH            Sole                10261
AMERICAN EXPRESS CO        COM                025816 10 9     258      6000   SH            Sole                 6000
BERKSHIRE HATHAWAY
   INC DEL                 COM                084670 10 8     241         2   SH            Sole                    2
BERKSHIRE HATHAWAY
   INC DEL                 CL B NEW           084670 70 2    7249     90494   SH            Sole                90494
CALAMOS ASSET MGMT INC     CL A               12811R 10 4    7523    537325   SH            Sole               537325
CNA SURETY CORP            COM                12612L 10 8    6507    274785   SH            Sole               274785
COCA COLA CO               COM                191216 10 0     655      9960   SH            Sole                 9960
COLGATE PALMOLIVE CO       COM                194162 10 3     230      2856   SH            Sole                 2856
DELL INC                   COM                24702R 10 1    6159    454530   SH            Sole               454530
DIAGEO P L C               SPON ADR NEW       25243Q 20 5    4184     56288   SH            Sole                56288
EMERSON ELEC CO            COM                291011 10 4    1351     23625   SH            Sole                23625
ETHAN ALLEN INTERIORS
   INC                     COM                297602 10 4    3552    177490   SH            Sole               177490
EXXON MOBIL CORP           COM                30231G 10 2     304      4162   SH            Sole                 4162
HARLEY DAVIDSON INC        COM                412822 10 8    5762    166185   SH            Sole               166185
HOME DEPOT INC             COM                437076 10 2    7769    221597   SH            Sole               221597
ILLINOIS TOOL WKS INC      COM                452308 10 9    8076    151240   SH            Sole               151240
JOHNSON & JOHNSON          COM                478160 10 4    7654    123755   SH            Sole               123755
LOCKHEED MARTIN CORP       COM                539830 10 9    6699     95820   SH            Sole                95820
MAGNA INTL INC             COM                559222 40 1    5164     99305   SH            Sole                99305
MERCK & CO INC NEW         COM                58933Y 10 5    6713    186269   SH            Sole               186269
NYSE EURONEXT              COM                629491 10 1    6190    206475   SH            Sole               206475
PFIZER INC                 COM                717081 10 3     241     13750   SH            Sole                13750
PHARMACEUTICAL HLDRS TR    DEPOSITRY RCPT     71712A 20 6    6277     96650   SH            Sole                96650
UNITED TECHNOLOGIES
   CORP                    COM                913017 10 9     252      3200   SH            Sole                 3200
VANGUARD INDEX FDS         COM                922908 76 9     574      8833   SH            Sole                 8833
WAL MART STORES INC        COM                931142 10 3    6345    117658   SH            Sole               117658